SUMMARY OF IMPAIRED LOANS (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Impaired Loans [Line Items]
Impaired Loans With No Related Allowance Increase During Period Percentage	72.20%	13.80%
Impaired Loans With No Related Allowance Increase During Period Amount	$ 5,054,000	$ 850,000
Impaired Loans With Specified Reserve Decrease Percentage	46.70%	9.40%
Reserve For Loan Losses	302,000	524,000	557,000
Decrease In Specific Reserve Percentage		1.10%	33.50%
Decrease In Specific Reserve		42,000	1,982,000
Recorded Investment	5,828,000	10,924,000	12,056,000
Impaired Financing Receivables Recorded Investment Decrease Amount	5,096,000
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Carrying Amount, Net	2,220,000
Allowance for Loan and Lease Losses, Write-offs	237,000
Maximum [Member]
Impaired Loans [Line Items]
Recorded Investment		10,924,000
Minimum [Member]
Impaired Loans [Line Items]
Impaired Financing Receivables Recorded Investment Decrease Amount		1,132,000
Commercial Loan [Member]
Impaired Loans [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Acquired During Period, Commercial, at Acquisition, at Fair Value	$ 2,108,000